INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
INTANGIBLE ASSETS, NET

7 Intangible assets, net

Intangible assets, net as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
	US$	US$

Software	20,547,957	16,931,836
Developed technologies	5,853,354	5,853,354
Trade names and trademarks	7,043,640	7,043,640
Total	33,444,951	29,828,830
Less: accumulated amortization	(20,061,254)	(15,214,893)
Intangible assets, net	13,383,697	14,613,937

Amortization expenses were US$4,916,290 and US$4,545,804 for the years ended December 31, 2021 and 2020, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7 Intangible assets, net (Continued)

As of December 31, 2021, the estimated future amortization expense for each of the next five years and thereafter was as follows:

Amortization
US$
For the year ending December 31,
2022	3,533,703
2023	3,002,348
2024	2,438,936
2025	2,270,533
2026	1,833,176
Thereafter	305,001
Total	13,383,697